Stock Options (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Stock Options [Abstract]
Schedule of information about stock options
	Number of shares	Weighted average exercise price	Weighted average contractual term	Aggregate intrinsic value
Outstanding at January 1, 2015	3,755,000	$0.87	5.30	$757,650
Granted	115,000	$0.82	9.96
Outstanding at March 31, 2015	3,870,000	$0.87	5.19	$697,133
Vested and exercisable at March 31, 2015	3,314,999	$0.89	4.56	$697,133
Vested and exercisable at March 31, 2015 and expected to vest thereafter	3,817,900	$0.89	5.19	$697,133

	Weighted average exercise price	Weighted average contractual term	Aggregate intrinsic value	Number of shares
Outstanding at January 1, 2014	$0.85	4.05	$295,553	3,015,000
Granted	$0.80	9.43		1,121,000
Canceled	$0.46	7.50		(347,667)
Exercised	$0.35	8.45		(33,333)
Outstanding at December 31, 2014	$0.87	5.30	$757,650	3,755,000
Vested and exercisable at December 31, 2014	$0.89	4.74	$757,650	3,314,999
Vested and exercisable at December 31, 2014 and expected to vest thereafter	$0.89	5.30	$757,650	3,704,400

Schedule of option input into a Black Scholes option pricing model
2015
Exercise price	$0.75 to $0.90
Expected life	6 years
Expected volatility	37%
Dividend yield	0%
Risk-free interest rate	1.64% to 2.70%

2014
Exercise price	$0.75 to $0.90
Expected life	6 years
Expected volatility	37%
Dividend yield	0%
Risk-free interest rate	1.64% to 2.70%